Net other operating income / (loss) (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£) Contract LeaseholdProperty
Net other operating (loss) / income [Abstract]
Profit on derecognition of leases	£ 0	£ 0	£ 3,700,000
Gain / (loss) on disposal of property, plant and equipment	3,000	(180,000)	(1,064,000)
Settlement agreement	0	0	810,000
Sub-lease income	0	108,000	460,000
Remeasurement of leases	0	15,000	227,000
Other	0	0	109,000
Net other operating income / (loss)	£ 3,000	£ (57,000)	£ 4,242,000
Other income [Abstract]
Number of leasehold properties | LeaseholdProperty			2
Profit on disposal of leasehold properties			£ 3,700,000
Incentive payment			£ 1,400,000
Number of open contract with third-party vendors was terminated | Contract			1
Settlement agreement amount			£ 810,000
Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Settlement amount recovered			1,800,000
Bottom of Range [Member] | Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Estimated settlement amount			1,100,000
Top of Range [Member] | Employee and Third Party Vendors Proceedings [Member]
Other income [Abstract]
Estimated settlement amount			£ 1,800,000